INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure of income tax expense (recovery) [Table Text Block]
	Years ended December 31,
	2020	2019
Current income tax:
Current period expense	1,769	817
Deferred income tax:
Origination and reversal of temporary differences	(10,648)	(33,145)
Deferred tax adjustments related to prior periods	(217)	(9)
Deferred income tax recovery	(10,865)	(33,154)
Income tax recovery	(9,096)	(32,337)

Disclosure of effective tax rate reconciliation [Table Text Block]
	Years ended December 31,
	2020	2019
Income tax at Canadian statutory rate of 36.5% (2019: 36.5%)	(11,922)	(31,279)
Permanent differences	4,189	885
Foreign tax rate differential	(3)	(191)
Unrecognized tax benefits	(1,143)	(1,793)
Deferred tax adjustments related to prior periods	(217)	41
Income tax recovery	(9,096)	(32,337)

Disclosure of deferred tax assets and liabilities [Table Text Block]

(c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2020	2019
Property, plant and equipment	(154,587)	(156,669)
Other financial assets	5,714	2,951
Provisions	20,422	17,009
Tax loss carry forwards	89,391	86,006
Deferred tax liability	(39,060)	(50,703)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]

	As at December 31,
	2020	2019
Deductible temporary differences:
Debt	58,643	65,024
Other investments	30,523	33,344
Losses and tax pools	33,344	31,823
Other financial assets	12,304	17,713
Deferred tax asset:
Debt	7,873	8,778
Other investments	8,241	4,501
Losses and tax pools	4,501	8,592
Other financial assets	1,672	2,398